Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB MUNICIPAL INCOME FUND, INC.
Entity Central Index Key	0000798737
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000069624
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Advisor Class
Trading Symbol	ALCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALCVX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Yield-curve positioning was the primary detractor, relative to the benchmark. An overweight to public primary/secondary education and mortage pass-throughs detracted, while allocations to consumer price index swaps and an overweight to multifamily housing contributed to performance. Security selection within state general obligation detracted, while selection within prepay energy and airports contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,094	$10,146
05/18	$10,276	$10,259
05/19	$10,767	$10,916
05/20	$10,900	$11,350
05/21	$11,834	$11,888
05/22	$11,085	$11,080
05/23	$11,146	$11,134
05/24	$11,570	$11,432
05/25	$11,775	$11,664
05/26	$12,619	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	6.83%	1.29%	2.35%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,352,844,838
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 5,247,128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,352,844,838
# of Portfolio Holdings	447
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,247,128

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.1%
AA	40.0%
A	24.7%
BBB	15.4%
BB	5.1%
B	0.5%
A-1+	0.3%
Not Rated	11.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028619
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Class A
Trading Symbol	ALCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALCAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Yield-curve positioning was the primary detractor, relative to the benchmark. An overweight to public primary/secondary education and mortage pass-throughs detracted, while allocations to consumer price index swaps and an overweight to multifamily housing contributed to performance. Security selection within state general obligation detracted, while selection within prepay energy and airports contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,697	$10,000
05/17	$9,764	$10,146
05/18	$9,915	$10,259
05/19	$10,366	$10,916
05/20	$10,465	$11,350
05/21	$11,334	$11,888
05/22	$10,590	$11,080
05/23	$10,622	$11,134
05/24	$11,000	$11,432
05/25	$11,167	$11,664
05/26	$11,935	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.57%	1.04%	2.10%
Class A (with sales charges)	3.33%	0.42%	1.78%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,352,844,838
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 5,247,128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,352,844,838
# of Portfolio Holdings	447
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,247,128

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.1%
AA	40.0%
A	24.7%
BBB	15.4%
BB	5.1%
B	0.5%
A-1+	0.3%
Not Rated	11.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028621
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Class C
Trading Symbol	ACACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACACX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Yield-curve positioning was the primary detractor, relative to the benchmark. An overweight to public primary/secondary education and mortage pass-throughs detracted, while allocations to consumer price index swaps and an overweight to multifamily housing contributed to performance. Security selection within state general obligation detracted, while selection within prepay energy and airports contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$9,985	$10,146
05/18	$10,063	$10,259
05/19	$10,458	$10,916
05/20	$10,473	$11,350
05/21	$11,248	$11,888
05/22	$10,439	$11,080
05/23	$10,383	$11,134
05/24	$10,679	$11,432
05/25	$10,770	$11,664
05/26	$11,407	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.67%	0.28%	1.33%
Class C (with sales charges)	4.67%	0.28%	1.33%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,352,844,838
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 5,247,128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,352,844,838
# of Portfolio Holdings	447
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,247,128

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.1%
AA	40.0%
A	24.7%
BBB	15.4%
BB	5.1%
B	0.5%
A-1+	0.3%
Not Rated	11.9%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082629
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	ABTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,139	$10,146
05/18	$10,622	$10,259
05/19	$11,329	$10,916
05/20	$11,056	$11,350
05/21	$12,902	$11,888
05/22	$11,930	$11,080
05/23	$11,523	$11,134
05/24	$11,927	$11,432
05/25	$12,314	$11,664
05/26	$13,340	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	7.82%	0.67%	2.92%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,795,148,758
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 13,121,618
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082627
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class A
Trading Symbol	ABTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTHX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTHX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,701	$10,000
05/17	$9,811	$10,146
05/18	$10,252	$10,259
05/19	$10,900	$10,916
05/20	$10,609	$11,350
05/21	$12,349	$11,888
05/22	$11,400	$11,080
05/23	$10,983	$11,134
05/24	$11,343	$11,432
05/25	$11,670	$11,664
05/26	$12,608	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	7.54%	0.42%	2.66%
Class A (with sales charges)	4.31%	-0.20%	2.34%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,795,148,758
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 13,121,618
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082628
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class C
Trading Symbol	ABTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTFX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTFX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.97%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,038	$10,146
05/18	$10,421	$10,259
05/19	$11,004	$10,916
05/20	$10,624	$11,350
05/21	$12,274	$11,888
05/22	$11,235	$11,080
05/23	$10,743	$11,134
05/24	$11,018	$11,432
05/25	$11,263	$11,664
05/26	$12,069	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	6.75%	-0.34%	1.90%
Class C (with sales charges)	5.75%	-0.34%	1.90%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,795,148,758
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 13,121,618
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000206561
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class Z
Trading Symbol	ABTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ABTZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection contributed to performance, relative to the benchmark. Security selection within electric utility and multifamily housing contributed, while water and sewer and Master Settlement Agreement (“MSA”) tobacco securitization detracted. Overweights to multifamily housing and an allocation to consumer price index swaps contributed.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data ("MMD") rate locks for investment purposes. Throughout the period, MMD rate locks contributed to overall performance, while interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	Bloomberg Municipal Bond Index
09/18	$10,000	$10,000
05/19	$10,625	$10,647
05/20	$10,382	$11,071
05/21	$12,115	$11,595
05/22	$11,204	$10,807
05/23	$10,823	$10,860
05/24	$11,192	$11,151
05/25	$11,555	$11,377
05/26	$12,518	$12,136

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 9/28/18
Class Z	7.82%	0.66%	2.97%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.55%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,795,148,758
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 13,121,618
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$2,795,148,758
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$13,121,618

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	2.0%
AA	13.5%
A	8.6%
BBB	11.3%
BB	10.0%
B	1.2%
CCC	0.7%
D	0.1%
Not Rated	52.6%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000069625
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Advisor Class
Trading Symbol	ALTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTVX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class C, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection within multifamily housing and prepay energy contributed to overall performance, while industry industrial development revenue (“IDR”) and not-for-profit health care detracted. An overweight to multifamily housing contributed, while an underweight to guaranteed detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,124	$10,146
05/18	$10,300	$10,259
05/19	$10,838	$10,916
05/20	$10,980	$11,350
05/21	$11,888	$11,888
05/22	$11,148	$11,080
05/23	$11,098	$11,134
05/24	$11,456	$11,432
05/25	$11,692	$11,664
05/26	$12,531	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	6.83%	1.06%	2.28%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,008,664,289
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 7,715,661
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$2,008,664,289
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$7,715,661

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.8%
AA	40.1%
A	23.2%
BBB	12.8%
BB	5.2%
B	0.1%
A-1+	0.4%
Not Rated	11.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028628
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Class A
Trading Symbol	ALTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTHX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class C, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection within multifamily housing and prepay energy contributed to overall performance, while industry industrial development revenue (“IDR”) and not-for-profit health care detracted. An overweight to multifamily housing contributed, while an underweight to guaranteed detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,696	$10,000
05/17	$9,792	$10,146
05/18	$9,937	$10,259
05/19	$10,432	$10,916
05/20	$10,540	$11,350
05/21	$11,383	$11,888
05/22	$10,649	$11,080
05/23	$10,574	$11,134
05/24	$10,890	$11,432
05/25	$11,075	$11,664
05/26	$11,850	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.68%	0.81%	2.03%
Class A (with sales charges)	3.48%	0.20%	1.71%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,008,664,289
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 7,715,661
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$2,008,664,289
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$7,715,661

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.8%
AA	40.1%
A	23.2%
BBB	12.8%
BB	5.2%
B	0.1%
A-1+	0.4%
Not Rated	11.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028630
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Class C
Trading Symbol	ALNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNCX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class C, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection within multifamily housing and prepay energy contributed to overall performance, while industry industrial development revenue (“IDR”) and not-for-profit health care detracted. An overweight to multifamily housing contributed, while an underweight to guaranteed detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,024	$10,146
05/18	$10,096	$10,259
05/19	$10,528	$10,916
05/20	$10,551	$11,350
05/21	$11,311	$11,888
05/22	$10,501	$11,080
05/23	$10,349	$11,134
05/24	$10,585	$11,432
05/25	$10,685	$11,664
05/26	$11,341	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.89%	0.05%	1.27%
Class C (with sales charges)	4.89%	0.05%	1.27%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,008,664,289
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 7,715,661
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$2,008,664,289
# of Portfolio Holdings	860
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$7,715,661

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.8%
AA	40.1%
A	23.2%
BBB	12.8%
BB	5.2%
B	0.1%
A-1+	0.4%
Not Rated	11.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000069626
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Advisor Class
Trading Symbol	ALNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNVX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class A, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. An overweight to taxable municipals contributed, while an allocation to public primary/secondary education detracted from performance. Security selection within private higher education and senior living contributed, while selection within special tax and public primary/secondary education detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,125	$10,146
05/18	$10,247	$10,259
05/19	$10,796	$10,916
05/20	$10,751	$11,350
05/21	$11,762	$11,888
05/22	$11,049	$11,080
05/23	$10,982	$11,134
05/24	$11,312	$11,432
05/25	$11,518	$11,664
05/26	$12,346	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	6.76%	0.97%	2.13%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 564,392,673
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 1,928,089
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$564,392,673
# of Portfolio Holdings	232
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net)	$1,928,089

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.9%
AA	37.6%
A	17.7%
BBB	26.7%
BB	3.0%
B	1.5%
CCC	0.6%
A-1+	1.6%
Not Rated	6.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028631
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Class A
Trading Symbol	ALNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class A, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. An overweight to taxable municipals contributed, while an allocation to public primary/secondary education detracted from performance. Security selection within private higher education and senior living contributed, while selection within special tax and public primary/secondary education detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,696	$10,000
05/17	$9,793	$10,146
05/18	$9,886	$10,259
05/19	$10,392	$10,916
05/20	$10,321	$11,350
05/21	$11,263	$11,888
05/22	$10,554	$11,080
05/23	$10,464	$11,134
05/24	$10,753	$11,432
05/25	$10,922	$11,664
05/26	$11,674	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.49%	0.72%	1.87%
Class A (with sales charges)	3.29%	0.11%	1.56%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 564,392,673
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 1,928,089
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$564,392,673
# of Portfolio Holdings	232
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net)	$1,928,089

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.9%
AA	37.6%
A	17.7%
BBB	26.7%
BB	3.0%
B	1.5%
CCC	0.6%
A-1+	1.6%
Not Rated	6.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028633
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Class C
Trading Symbol	ANYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANYCX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except class A, outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. An overweight to taxable municipals contributed, while an allocation to public primary/secondary education detracted from performance. Security selection within private higher education and senior living contributed, while selection within special tax and public primary/secondary education detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,025	$10,146
05/18	$10,034	$10,259
05/19	$10,477	$10,916
05/20	$10,320	$11,350
05/21	$11,179	$11,888
05/22	$10,407	$11,080
05/23	$10,240	$11,134
05/24	$10,440	$11,432
05/25	$10,536	$11,664
05/26	$11,171	$12,442

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.70%	-0.02%	1.11%
Class C (with sales charges)	4.70%	-0.02%	1.11%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 564,392,673
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 1,928,089
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$564,392,673
# of Portfolio Holdings	232
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net)	$1,928,089

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.9%
AA	37.6%
A	17.7%
BBB	26.7%
BB	3.0%
B	1.5%
CCC	0.6%
A-1+	1.6%
Not Rated	6.4%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]